Trade Receivables - Narrative (Details) - EUR (€) € in Millions	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Trade receivables
Financial assets	€ 4,549.5	€ 3,791.4	€ 3,952.7
Trade receivables
Trade receivables
Change in allowance for impairment	0.0	0.0	0.0
Bad Debts Written off	0.0	0.0	0.0
Financial assets	67.5	59.5	57.6
Trade receivables | Past due
Trade receivables
Financial assets	3.3	0.8	0.8
Trade receivables | Past due and impaired
Trade receivables
Financial assets	0.0	0.2	0.2
Trade receivables | Past due but not impaired
Trade receivables
Financial assets	€ 3.3	€ 0.6	€ 0.6